STOCK BASED COMPENSATION - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 447,605	$ 635,028	$ 1,512,292	$ 1,895,789	$ 2,490,409	$ 2,362,340
Issuance of fully vested common stock for services	12,500
Weighted-average grant date fair value of options granted			$ 5.46		$ 0.48
2022 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	67,000		67,000		4,100,000
ESPP [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant	10,000		10,000		400,000
Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 40,993	$ 149,434	$ 152,010	411,602	$ 458,174	961,040
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total grant date fair value of RSUs awarded			246,000	1,709,217	1,709,217	3,316,950
Total grant date fair value of RSUs vested			1,049,265	1,490,805	1,730,895	$ 0
Unrecognized stock-based compensation costs	1,277,653		$ 1,277,653		$ 2,624,464
Unrecognized stock-based compensation costs, remaining weighted average period			1 year 6 months 10 days		1 year 7 months 6 days
Restricted Stock Units [Member] | Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted					$ 1.92	$ 6.11
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation costs	$ 898,238		$ 898,238		$ 1,871,219
Unrecognized stock-based compensation costs, remaining weighted average period			2 years 4 months 24 days		2 years 3 months 18 days
Agrgregate instrinsic value of options exercised			$ 0	$ 1,040	$ 1,040	$ 2,319,018
Stock options expiration period			10 years		10 years
Stock options vesting period			4 years		4 years
Remainder vesting period			3 years		3 years
Stock vesting percentage			25.00%		25.00%
Employee Stock Option | Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted			$ 5.46	$ 0.5	$ 0.48	$ 1.44